Loans and advances to clients	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Loans and advances to clients

9.	Loans and advances to clients

a) Breakdown

The breakdown of the balances under the "Loans and Advances to Customers" line item in the consolidated balance sheets is as follows:

In BRL thousands	2023	2022	2021

Classification:
Financial assets measured at fair value through profit or loss	3,040,712	1,894,282	392,455
Financial assets measured at amortized cost	514,936,423	488,735,746	464,451,587
Comprising:
Loans and advances to customers at amortized cost	548,495,491	522,761,008	492,962,247
Allowance for loan losses due to impairment	(33,559,068)	(34,025,262)	(28,510,660)
Loans and advances to customers, net	517,977,135	490,630,028	464,844,042
Loans and advances to customers, gross	551,536,203	524,655,290	493,354,702

In BRL thousands	2023	2022	2021

Type:
Loan operations (1)	514,325,061	492,232,308	457,384,432
Leasing operations	3,153,984	2,862,185	2,532,048
Repurchase agreements	-	-	6,044,808
Other receivables (2)	34,057,158	29,560,797	27,393,414
Total	551,536,203	524,655,290	493,354,702
(1)	Includes loans, financings, and other forms of credit with credit characteristics.
(2)	These operations primarily relate to Foreign Exchange Transactions and Other Receivables with credit granting characteristics.

Note 43-d provides details on the residual maturity periods of financial assets measured at amortized cost. There are no significant loans and advances to customers lacking fixed maturity dates.

b) Detail

The following are the details, by condition and type of credit, borrower segment, and interest rate formula, of the loans and advances to customers, which reflect the Bank's exposure to credit risk in its core activity, gross of impairment losses:

In BRL thousands	2023	2022	2021
Loan borrower sector:
Commercial, and industrial	233,946,174	223,321,961	215,967,128
Real Estate Credit - Construction	61,747,722	58,242,768	54,738,607
Loans to Individuals	252,687,422	240,227,475	220,115,963
Leasing	3,154,885	2,863,086	2,533,004
Total	551,536,203	524,655,290	493,354,702

In BRL thousands	2023	2022	2021
Interest Rate Formula:
Fixed interest rate	371,917,215	353,381,012	337,583,246
Floating interest rate	179,618,988	171,274,278	155,771,456
Total	551,536,203	524,655,290	493,354,702

								2023
Borrower Segment by Maturity	Less than 1 year	% of total	Between 1 and 5 years	% of total	More than 5 years	% of total	Total	% of total

Commercial and Industrial	158,059,250	55.00%	70,766,467	38.07%	5,120,456	6.54%	233,946,173	42.42%

Real Estate Credit	4,994,192	1.74%	11,620,801	6.25%	45,132,728	57.68%	61,747,721	11.19%
Loans to Individuals	122,734,480	42.71%	101,955,558	54.84%	27,997,383	35.77%	252,687,422	45.82%

Leasing	1,578,948	0.55%	1,564,656	0.84%	11,283	0.01%	3,154,887	0.57%
Loans and advances to customers, gross	287,366,870	100.00%	185,907,482	100.00%	78,261,850	100.00%	551,536,203	100.00%

								2022
Borrower Segment by Maturity	Less than 1 year	% of total	Between 1 and 5 years	% of total	More than 5 years	% of total	Total	% of total

Commercial and Industrial	126,507,628	46.89%	83,448,296	47.02%	13,366,037	17.27%	223,321,961	42.57%

Real Estate Credit	4,297,742	1.59%	10,905,342	6.14%	43,039,684	55.62%	58,242,768	11.10%
Loans to Individuals	137,581,042	51.00%	81,679,970	46.02%	20,966,463	27.09%	240,227,475	45.79%

Leasing	1,397,799	0.52%	1,454,533	0.82%	10,754	0.01%	2,863,086	0.55%
Loans and advances to customers, gross	269,784,211	100.00%	177,488,141	100.00%	77,382,938	100.00%	524,655,290	100.00%

								2021
Borrower Segment by Maturity	Less than 1 year	% of total	Between 1 and 5 years	% of total	More than 5 years	% of total	Total	% of total

Commercial and Industrial	165,729,422	61.37%	73,723,212	45.81%	8,221,617	13.18%	247,674,251	50.20%

Real Estate Credit	3,985,684	1.48%	10,137,988	6.30%	40,614,935	65.12%	54,738,607	11.10%
Loans to Individuals				47.12%	13,525,262	21.69%	188,408,840	38.19%
	99,050,959	36.68%	75,832,619
Leasing	1,284,868	0.48%	1,238,498	0.77%	9,638	0.02%	2,533,004	0.51%
Loans and advances to customers, gross	270,050,934	100.00%	160,932,317	100.00%	62,371,452	100.00%	493,354,702	100.00%

In BRL thousands	2023	2022	2021

By Maturity
Under 1 year	287,366,870	269,784,211	270,050,934
From 1 and 5 years	185,907,482	177,488,141	160,932,317
Over 5 years	78,261,850	77,382,938	62,371,451
Loans and advances to customers, gross	551,536,202	524,655,290	493,354,702

By Internal risk classification
Low	408,973,257	392,397,296	374,505,212
Medium-low	87,232,484	77,992,749	79,216,725
Medium	16,643,774	18,647,136	14,589,977
Medium - high	13,238,069	13,573,901	9,413,110
High	25,448,618	22,044,208	15,629,678
Loans and advances to customers, gross	551,536,202	524,655,290	493,354,702

c) Impairment losses

The tables below present the reconciliations of the opening and closing balances of the provision for losses, segmented by financial instrument category. The terms "expected loan losses in 12 months," "expected loan losses over the useful life," and "impairment losses" are clarified in the note on accounting practices.

The changes in provisions for impairment losses in the balances of the item "Financial assets measured at amortized cost" are as follows:

In BRL thousands				2023
	Stage 1	Stage 2	Stage 3
	Expected loan losses in 12 months	Expected loan losses over the useful life not subject to impairment	Expected loan losses over the useful life subject to impairment
				Total

Balance at the beginning of the fiscal year	2,885,917	6,861,458	25,464,248	35,211,623
Impairment losses recognized in profit or loss	2,957,616	5,934,927	17,651,545	26,544,088
Transfers between stages	(825,063)	2,168,360	14,224,243	15,567,540
Changes during the period	3,782,679	3,766,567	3,427,302	10,976,548
Comprising:
Commercial and Industrial	923,079	962,933	4,922,975	6,808,987
Real Estate Credit - Construction	(43,573)	(190,714)	577,993	343,706
Loans to Individuals	2,072,745	5,165,671	12,150,872	19,389,288
Leasing	5,365	(2,962)	(296)	2,107
Changes by Stage	(2,298,090)	(6,988,340)	9,286,430	-
Write-off of impaired balances recognized in loss provisions	-	-	(26,626,576)	(26,626,576)
Comprising:
Commercial and Industrial	-	-	(7,137,059)	(7,137,059)
Real Estate Credit - Construction	-	-	(209,309)	(209,309)
Loans to Individuals	-	-	(19,276,369)	(19,276,369)
Leasing	-	-	(3,837)	(3,837)
Foreign Exchange Fluctuation	5,618	1,116	17,129	23,863
Balance at the end of the fiscal year	3,551,061	5,809,161	25,792,776	35,152,998
Comprising:
Loans and advances to Customers	3,462,526	5,766,166	24,330,376	33,559,068
Loans and other receivables from credit institutions (Note 5)	7,764	-	-	7,764
Provision for debt instruments (Note 6)	80,769	42,994	1,462,403	1,586,166

Recoveries of previously written-off loans	-	-	1,381,879	1,381,879
Comprising:
Commercial and Industrial	-	-	946,029	946,029
Real Estate Credit - Construction	-	-	95,692	95,692
Loans to Individuals	-	-	337,722	337,722
Leasing	-	-	2,435	2,435
Discount Granted	-	-	(2,845,876)	(2,845,876)

In BRL thousands	2023	2022	2021
Balance at the beginning of the fiscal year	35,211,623	29,723,374	25,640,489
Impairment losses recognized in profit or loss	26,544,088	23,800,720	16,986,695
Comprising:
Commercial and Industrial	6,808,987	8,854,382	3,340,309
Real Estate Credit - Construction	343,705	244,335	116,031
Loans to Individuals	19,389,289	14,685,813	13,531,815
Leasing	2,106	16,190	(1,460)
Write-off of impaired balances recognized in loss provisions	(26,626,576)	(18,340,010)	(12,934,687)
Comprising:
Commercial and Industrial	(7,137,059)	(4,919,792)	(5,184,225)
Real Estate Credit - Construction	(209,309)	(114,637)	(166,579)
Loans to Individuals	(19,276,369)	(13,294,696)	(7,575,967)
Leasing	(3,837)	(10,885)	(7,916)
Foreign Exchange Fluctuation	23,863	27,539	30,878
Balance at the end of the fiscal year	35,152,998	35,211,623	29,723,376
Comprising:
Loans and advances to Customers	33,559,068	34,025,262	28,510,659
Loans and other receivables from credit institutions (Note 5)	7,764	12,599	21,825
Provision for debt instruments (Note 6)	1,586,166	1,173,762	1,190,892
Recoveries of previously written-off loans	1,381,879	983,030	1,536,336
Comprising:
Commercial and Industrial	946,029	597,436	462,523
Real Estate Credit - Construction	95,692	35,671	64,257
Loans to Individuals	337,722	346,097	1,002,257
Leasing	2,435	3,826	7,299

Considering the amounts recognized in "Impairment losses recognized in profit or loss," "Recoveries of previously written-off loans," and "Discount Granted," the "Impairment Losses on Financial Assets - Financial Assets Measured at Amortized Cost" totaled on December 31, 2023, R$ 28,008,086 (2022 – R$ 24,828,749 and 2021 – R$ 17,112,734).

The balances of the provisions for impairment losses by borrower segment are as follows:

In BRL thousands	2023	2022	2021

Commercial and industrial	11,931,131	12,259,205	8,324,614
Real estate - Construction	418,342	283,946	154,248
Installment loans to individuals	22,795,733	22,658,949	21,240,296
Lease financing	7,792	9,523	4,218
Total	35,152,998	35,211,623	29,723,376

d) Impaired assets

The details of the changes in the balance of financial assets classified as "Financial assets measured at amortized cost - Loans and advances to customers" and "Debt Instrument", which are recognized at amortized cost and identified as non-recoverable (as defined in note 1.h) due to credit risk, are as follows:

In BRL thousands	2023	2022	2021

Balance at the start of the period	39,223,835	26,923,312	23,176,039
Net Additions	30,393,982	31,920,565	18,428,727
Written-off Assets	(29,730,912)	(19,620,042)	(14,681,454)
Balance at the end of the fiscal year	39,886,905	39,223,835	26,923,312

Below are the details of impaired financial assets, classified by maturity date:

In BRL thousands	2023	2022	2021

With balances not yet due or maturing within 3 Months	21,703,718	23,036,735	12,885,506
With outstanding balances of:
3 to 6 Months	4,806,604	4,349,146	4,717,302
6 to 12 Months	9,013,258	9,536,043	6,866,628
12 to 18 Months	2,499,491	1,481,516	1,253,046
18 to 24 Months	1,046,074	315,987	659,702
More than 24 Months	817,760	504,408	541,129
Total	39,886,905	39,223,835	26,923,313

In BRL thousands	2023	2022	2021
By borrower segment:
Commercial and Industrial	16,292,100	14,156,235	11,439,692
Real Estate Credit - Construction	1,351,934	1,057,989	470,115
Loans to Individuals	22,239,229	23,999,266	14,996,152
Leasing	3,642	10,345	17,353
Total	39,886,905	39,223,835	26,923,312

e) Loans overdue for less than 90 days and not classified as impaired on the specified dates

Thousand of reais	2023	% of total loans overdue for less than 90 days	2022	% of total loans overdue for less than 90 days	2021	% of total loans overdue for less than 90 days

Commercial, Financial and Industrial	5,319,746	21.81%	4,940,611	21.43%	4,892,277	20.68%
Real Estate Credit - Construction	5,142,110	21.09%	4,063,490	17.63%	3,605,641	15.24%
Installment Loans to Individuals	13,898,143	56.99%	14,035,606	60.89%	15,150,254	64.04%
Financial Leasing	27,284	0.11%	11,806	0.05%	10,961	0.05%
Total (1)	24,387,283	100.00%	23,051,513	100.00%	23,659,133	100.00%
(1)	Refers exclusively to loans between 1 and 90 days.

f) Leasing

Breakdown by maturity

Gross investment in lease transactions

In BRL thousands	2023	2022	2021

Overdue	875	2,066	3,531
Due:
Within 1 year	2,076,223	1,197,133	1,067,567
In 1 to 5 years	1,451,931	1,888,521	1,642,506
In over 5 years	21,401	123,496	132,459
Total	3,550,430	3,211,216	2,846,063

g) Transfer of financial assets with retention of risks and benefits

On December 31, 2023, the balance recorded in "Loans and Advances to Customers" pertaining to assigned operations was 26,696 (2022 - R$32,647 and 2021 - R$40,790) and R$ 25,497 (2022 – R$32,138 and 2021 - R$40,511) under "Financial Liabilities Associated with Asset Transfer" (Note 20).

The assignment transaction was executed with a joint obligation clause, mandating compulsory repurchase in the following circumstances:

-   contracts in default for a period exceeding 90 consecutive days;

-   contracts subject to renegotiation;

-   contracts subject to portability, in accordance with Resolution No. 3,401 of Brazil's National Monetary Council ("CMN");

-   contracts subject to intervention.